DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
DEBT
Schedule of debt

Issuance Date	Principal Amount	Conversion Price		Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/1/2026	$250,000	$8.00		210-days	210-days
1/7/2026	228,000	$1.20	*	Upon Default	365-days
1/13/2026	250,000	$8.00		210-days	210-days
1/14/2026	100,000	$8.00		210-days	210-days
1/20/2026	227,150	$1.20	*	Upon Default	365-days
1/22/2026	250,000	$1.04	*	Upon Default	365-days
1/27/2026	250,000	$8.00		210-days	210-days
2/12/2026	228,000	$1.20	*	Upon Default	365-days
3/30/2026	224,000	$1.12	*	Upon Default	365-days
	$2,007,150

* The conversion price upon default has been calculated using the VWAP-based conversion price as per the respective agreements. This price may vary depending on the market conditions prevailing on the reporting date.

			Conversion Option
			Period	Maturity Date
		Conversion	of Exercisability	(from issuance
Issuance Date	Gross Proceeds	Price	(from issuance date)	date)
5/26/2025 (1)	$156,000	$8.0	180-days	210-days
10/1/2025 (2)	188,000	1.6	Upon Default	302-days
10/7/2025 (2)	130,000	1.6	Upon Default	312-days
10/23/2025 (3)	246,250	1.2	Upon Default	365-days
11/25/2025 (5)	192,000	1.04	Upon Default	310-days
11/25/2025 (4)	500,000	$8.0	210-days	210-days
12/2/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	1,000,000	$8.0	210-days	210-days
12/8/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	50,000	$8.0	210-days	210-days
12/16/2025 (4)	250,000	$8.0	210-days	210-days
	$3,212,250

(1)From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

(2)These convertible notes are convertible at a price equal to the greater of (i) $1.60 or (ii) 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.

(3)This convertible note is convertible at a price equal to 75% multiplied by the lowest closing bid price for the common stock during the fifteen trading days immediately preceding the conversion date.

(4)For the first 210 days following issuance, the outstanding principal and accrued interest on each Note are convertible, at the holder’s option, into Common Stock at a price equal to the lower of (1) quotient (rounded down to the nearest whole share) obtained by dividing (x) the sum of the Principal Amount and any interest accrued thereon by (y) 90% of the lowest daily volume weighted average price (the “VWAP”) of the Common Stock on the primary trading market of the Common Stock during the 3 trading day period immediately prior to the applicable measurement date or (2) a fixed conversion price of $8,0. After the 180-day period, the Notes may convert at their fixed stated conversion price of $8.0. The Notes are expected to be converted into shares of our Common Stock.

(5)These convertible notes are convertible at a price equal to 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.

Non-related party
DEBT
Schedule of debt

Description	March 31, 2026	December 31, 2025
Secured Promissory Notes	$1,332,962	$1,344,610
Small Business Administration Loans	902,113	904,911
Promissory Note	874,985	144,985
Vehicle Notes	277,054	298,439
Seller Notes	1,087,868	1,097,869
Avanti Notes (Related Party)	268,572	279,076
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	924,478	1,056,305
Sale of Future Receipts	2,615,834	518,388
Purchase Order Financing	172,000	—
Notes Payable	2,896,033	2,921,033
Total	$11,721,899	$8,935,616
Less: debt discount and issuance costs	(1,492,901)	(657,064)
Less: notes payable, current portion	(8,530,688)	(7,098,279)
Notes payable, net of debt issuance costs and current portion	$1,698,310	$1,180,273

Description	2025	2024
Secured Promissory Notes	$1,344,610	$4,250,000
Small Business Administration Loans	904,911	762,322
Paycheck Protection Program Loans	—	17,543
Promissory Note	144,985	79,000
Vehicle Notes	298,439	425,790
Seller Notes	1,097,869	1,434,959
Avanti Notes (Related Party)	279,076	179,910
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	1,056,305	160,262
Sale of Future Receipts	518,388	856,150
Notes Payable	2,921,033	—
Total	$8,935,616	$8,535,936
Less: debt discount and issuance costs	(657,064)	(212,772)
Less: notes payable, current portion	(7,098,279)	(7,019,499)
Notes payable, net of debt issuance costs and current portion	$1,180,273	$1,303,665